Thrivent International Large Cap ETF Performance Management - Thrivent International Large Cap ETF	Oct. 01, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The Fund is a newly organized series of Thrivent ETF Trust created to acquire the assets and liabilities of Thrivent Core International Equity Fund (the “Predecessor Mutual Fund”), a series of Thrivent Core Funds, in a reorganization (the “Reorganization”) that has been approved by the Predecessor Mutual Fund’s Board of Trustees. The Predecessor Mutual Fund will be considered the accounting and tax survivor of the Reorganization and, accordingly, certain performance information, financial highlights, and other information relating to the Predecessor Mutual Fund have been included in the Fund’s prospectus and presented as if the Reorganization had been consummated. The following bar chart and table beneath it provide some indication of the risks of investing in the Fund. The Fund is assuming the financial history and performance of the Predecessor Mutual Fund as the result of the Reorganization. The Adviser to the Fund also served as the investment adviser to the Predecessor Mutual Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows Predecessor Mutual Fund’s performance from year to year (represented by the performance of the Predecessor Mutual Fund’s Class S shares). The table shows how the Predecessor Mutual Fund’s average annual returns (represented by the average annual returns of the Predecessor Mutual Fund’s Class S shares) for the indicated periods compared with those of an appropriate broad-based securities market index and a more narrowly based index.The bar chart and table include the effects of the Predecessor Mutual Fund’s expenses and assume that you sold your shares at the end of the period.The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as individual retirement accounts. Had the Predecessor Mutual Fund been structured as an ETF, its performance may have differed. The Fund compares its performance to the MSCI All Country World Index ex-USA – USD Net Returns, an appropriate broad-based securities market index that represents the overall international equity market in which the Fund may invest. The MSCI All Country World Index ex-USA – USD Net Returns measures the performance of stock markets in developed and emerging markets countries throughout the world (excluding the U.S.) and reflects dividends reinvested after deducting applicable withholding taxes. The Fund also compares its performance to the MSCI EAFE Index – USD Net Returns, which more closely reflects the market segments in which the Fund invests. The MSCI EAFE Index – USD Net Returns captures large- and mid-cap stocks across developed markets countries around the world, excluding the U.S. and Canada.The Fund’s (and the Predecessor Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at thriventETFs.com/individual or by calling 800-847-4836.
Performance Past Does Not Indicate Future [Text]	The Fund’s (and the Predecessor Mutual Fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table beneath it provide some indication of the risks of investing in the Fund. The Fund is assuming the financial history and performance of the Predecessor Mutual Fund as the result of the Reorganization. The Adviser to the Fund also served as the investment adviser to the Predecessor Mutual Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows Predecessor Mutual Fund’s performance from year to year (represented by the performance of the Predecessor Mutual Fund’s Class S shares). The table shows how the Predecessor Mutual Fund’s average annual returns (represented by the average annual returns of the Predecessor Mutual Fund’s Class S shares) for the indicated periods compared with those of an appropriate broad-based securities market index and a more narrowly based index.
Performance Additional Market Index [Text]	The Fund also compares its performance to the MSCI EAFE Index – USD Net Returns, which more closely reflects the market segments in which the Fund invests. The MSCI EAFE Index – USD Net Returns captures large- and mid-cap stocks across developed markets countries around the world, excluding the U.S. and Canada.
Bar Chart [Heading]	Year-by-Year Total Return
Bar Chart Closing [Text Block]	Best Quarter:Q4 2022+15.67%Worst Quarter:Q1 2020(23.79)%
Performance Table Heading	Average Annual Total Returns (Periods Ending December 31, 2025)
Performance Table Does Reflect Sales Loads	The bar chart and table include the effects of the Predecessor Mutual Fund’s expenses and assume that you sold your shares at the end of the period.
Performance Table Uses Highest Federal Rate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as individual retirement accounts.
Performance Availability Website Address [Text]	thriventETFs.com/individual
Performance Availability Phone [Text]	800-847-4836
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Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	15.67%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(23.79%)
Lowest Quarterly Return, Date	Mar. 31, 2020